Employees' Leaving Entitlement - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of turnover rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	€ (115)	€ (111)
Quantitative sensitivity analysis, decrease	127	123
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	218	231
Quantitative sensitivity analysis, decrease	(214)	(227)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	(340)	(360)
Quantitative sensitivity analysis, decrease	€ 352	€ 373